091-15987 COPY

RECEIVED
2013 AUG 27 PM 12:55
SEC / TM

[redacted]

13035214

| For Internal Use Only<br>Sec File No. 9- | Submit 1 Original<br>and 4 copies | OMB APPROVAL<br>OMB Number: 3235-0504<br>Expires July 31, 2004<br>Estimated average burden<br>hours per response. . 2.00 |
|---|---|---|

SEC
Mail Processing
Section
AUG 27 2013
Washington DC
404

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**First Trust Advisors L.P.**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**YDIV: NASDAQ International Multi-Asset Diversified Income Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 1 index referred to in item 4 above is Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**YDIV**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**YDIV: AMEX, ARCA, NASDAQ, NYSE**

***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Jeffrey S. Rosenstrock** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8295** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **August 26, 2013** |

Act of 1934
19b-4
Rule 19b-4(e)
Public Availability: AUG 27 2013